Pension and Non-pension Post-employment Benefit Plans - Summary of Accrued Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 2.5	$ 1.9	$ 1.9
Past service cost and settlement/curtailment losses	0.0	0.8	0.0
Interest cost	$ 0.4	$ 0.5	0.6
Weighted average duration of benefit obligations (in years)	18 years	18 years
Other benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 3.4	$ 3.2	2.6
Past service cost and settlement/curtailment losses	(0.3)	(2.3)	(8.0)
Interest cost	$ 2.4	$ 2.4	2.6
Weighted average duration of benefit obligations (in years)	12 years	13 years
Accrued benefit obligations | Pension Plan
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	$ 396.9	$ 346.0
Current service cost	2.5	1.9
Past service cost and settlement/curtailment losses	0.0	(0.8)
Interest cost	5.6	6.9
— Changes in demographic assumptions	(1.1)	(1.2)
— Changes in financial assumptions	(7.6)	41.0
— Experience adjustments	0.0	0.1
Settlement payments from employer	0.0	0.0
Settlement payments from plan	0.0	0.0
Benefit payments from plan	(16.8)	(12.5)
Benefit payments from employer	(1.4)	(1.1)
Foreign currency exchange rate changes and other	(4.2)	16.6
Accrued benefit obligations, end of year	373.9	396.9	346.0
Accrued benefit obligations | Other benefit plans
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	95.6	87.4
Current service cost	3.4	3.2
Past service cost and settlement/curtailment losses	0.3	2.3
Interest cost	2.4	2.4
— Changes in demographic assumptions	0.0	0.0
— Changes in financial assumptions	(7.5)	5.0
— Experience adjustments	0.1	1.3
Settlement payments from employer	(1.1)	(4.8)
Settlement payments from plan	(0.2)	(0.1)
Benefit payments from plan	(0.5)	(0.2)
Benefit payments from employer	(1.7)	(2.6)
Foreign currency exchange rate changes and other	(1.7)	1.7
Accrued benefit obligations, end of year	$ 89.1	$ 95.6	$ 87.4